Acquisition (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Acquisition Details Abstract
Cash	$ 3,740	$ 3,550
Receivables	361,345	150,000
Intangible assets (see Note 2)	3,150,000
Total assets acquired	3,515,085	153,550
Accounts payable and accrued liabilities	409,803	456,599
Total liabilities assumed	409,803
Net assets acquired	3,105,282	456,562
Consideration	1,100,000	$ 662,047
Gain on bargain purchase	$ 2,005,282